Other Receivables and Prepayments (Tables)	12 Months Ended
Mar. 31, 2018
Other Receivables and Prepayments [Abstract]
Summary of other receivables and prepayments

	March 31, 2018	March 31, 2017
Advances to employees	$117,983	$6,604
Advance to service providers	35,984	2,299
Deposits for leases due within one operating period	12,167	22,030
Prepayments and prepaid expenses	574,992	59,480
Interest receivables	116,562	-
Other receivables	375,737	-
	$1,233,425	$90,413